SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid under operating lease agreements	$ 283	$ 344